Stock-Based Compensation (Details) - Schedule of represents activity within the 2021 Plan $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Schedule of represents activity within the 2021 Plan [Abstract]
Number of Shares Options outstanding beginning | shares	35,453,516
Weighted Average Exercise Options Price Per Share outstanding beginning | $ / shares	$ 0.38
Weighted Average Remaining Contractual Term Options outstanding beginning	8 years 1 month 6 days
Aggregate Intrinsic Value Options outstanding beginning | $	$ 266,548
Number of Shares Options outstanding ending | shares	37,458,547
Weighted Average Exercise Options Price Per Share outstanding ending | $ / shares	$ 0.8
Weighted Average Remaining Contractual Term Options outstanding ending	7 years 7 months 6 days
Aggregate Intrinsic Value Options outstanding ending | $	$ 121,108
Number of Shares Exercisable at September 30, 2021 | shares	17,764,012
Weighted Average Exercise Options Price Per Share Exercisable at September 30, 2021 | $ / shares	$ 0.36
Weighted Average Remaining Contractual Term Exercisable at September 30, 2021	6 years 9 months 18 days
Aggregate Intrinsic Value Exercisable at September 30, 2021 | $	$ 65,265
Number of Shares Unvested at September 30, 2021 | shares	19,694,535
Weighted Average Exercise Options Price Per Share Unvested at September 30, 2021 | $ / shares	$ 1.19
Number of Shares Options granted | shares	6,524,723
Weighted Average Exercise Options Price Per Share Options granted | $ / shares	$ 2.57
Number of Shares Options exercised | shares	(2,062,803)
Weighted Average Exercise Options Price Per Share Options exercised | $ / shares	$ 0.34
Aggregate Intrinsic Value Options exercised | $	$ (13,268)
Number of Shares Options forfeited | shares	(539,915)
Weighted Average Exercise Options Price Per Share Options forfeited | $ / shares	$ 0.93
Number of Shares Options expired | shares	(1,916,974)
Weighted Average Exercise Options Price Per Share Options expired | $ / shares	$ 0.2